CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 5,579	$ 3,958
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,987	2,195
Depreciation	1,493	1,551
Amortization of intangible assets	974	1,162
Net realized (gain) loss on sale of securities	(40)	8
Provision for loan losses	6,400	9,800
Loans originated for sale	(46,894)	(8,852)
Proceeds from sale of loans	46,243	8,393
Gain on sale of loans	(624)	(139)
(Gain) loss on sale of OREO properties	(118)	425
Bank owned life insurance	(627)	(643)
Deferred income taxes	330	(366)
Prepaid FDIC Premium	780	1,163
Change in
Net deferred loan fees	332	529
Accrued interest payable	(73)	(104)
Accrued interest receivable	78	595
Other, net	1,073	1,170
Net cash from operating activities	16,893	20,845
Cash flows used for investing activities
Maturities, prepayments and calls	63,421	61,092
Sales	12,982	310
Purchases	(77,090)	(76,765)
Redemption of Federal Reserve stock	6	83
Purchases of Federal Reserve stock	(185)	(127)
Purchases of bank owned life insurance		(5,000)
Net loan originations	(39,138)	(29,965)
Proceeds from sale of OREO properties	1,349	1,326
Property and equipment purchases	(905)	(1,244)
Proceeds from sale of property and equipment	20	2
Net cash used for investing activities	(39,540)	(50,288)
Cash flows from financing activities
Increase in deposits	25,143	8,783
Repayment of long-term FHLB advances	(10,034)	(22,532)
Proceeds from long-term FHLB advances		22,500
Change in securities sold under repurchase agreements	4,190	(2,813)
Repurchase of common stock warrant from US Treasury	(564)
Decrease in U.S. Treasury interest-bearing notes payable		(2,008)
Cash dividends paid	(2,084)	(1,390)
Net cash from financing activities	16,651	2,540
Decrease in cash and due from financial institutions	(5,996)	(26,903)
Cash and due from financial institutions at beginning of year	52,127	79,030
Cash and due from financial institutions at end of year	46,131	52,127
Supplemental cash flow information:
Interest paid	6,257	7,604
Income taxes paid	400	1,600
Supplemental non-cash disclosures:
Transfer of loans from portfolio to other real estate owned	$ 606	$ 1,180